UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3970

Legg Mason Partners California Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28
Date of reporting period: May 31, 2006

LEGG MASON PARTNERS CALIFORNIA
MUNICIPALS FUND, INC.

FORM N-Q
MAY 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited)	May 31, 2006

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 98.2%
Education — 3.4%
		California EFA Revenue:
$2,980,000	Aa3(a)	Claremont University Center, Series B, 5.000% due 3/1/24	$3,056,586
1,000,000	A1(a)	Scripps College, 5.250% due 8/1/26	1,035,040
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32	15,737,250
165,000	A	California State Public Works Board High Technology Facilities, Lease
		Revenue, San Jose Facility, Series A, 7.750% due 8/1/06	166,044
5,000,000	AAA	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-
		1, MBIA-Insured, 5.500% due 9/1/33	5,347,050
1,000,000	AAA	Fullerton University Foundation, Auxiliary Organization Revenue, Series A,
		MBIA-Insured, 5.750% due 7/1/30	1,084,230
		Total Education	26,426,200
Escrowed to Maturity (b) — 19.2%
		California Health Facilities Financing Authority Revenue, Kaiser Permanente:
3,500,000	AAA	Series A, FSA-Insured, 5.000% due 6/1/18	3,635,065
1,750,000	AAA	Series B, 5.250% due 10/1/14	1,830,185
		California Statewide Communities Development Authority, COP:
19,000,000	AAA	Kaiser Permanente, Remarketed 7/9/98, 5.300% due 12/1/15 (c)	19,411,350
4,515,000	AAA	UniHealth Foundation, Series A, AMBAC-Insured, 5.500% due 10/1/07	4,629,275
270,000	AAA	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed
		Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (d)	346,364
5,000,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill
		Improvement Financing Project, Series B, FSA-Insured, 6.250% due
		8/1/11 (d)	5,296,800
105,000	AAA	Martinez, CA, Home Mortgage Revenue, UGRIC-Insured, 10.750% due
		2/1/16	139,904
2,670,000	AAA	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario
		Redevelopment Project Number 1, MBIA-Insured, 5.800% due 8/1/23	2,678,464
3,325,000	AAA	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities
		Program, Series A, GNMA-Collateralized, 8.300% due 12/1/13 (d)	4,191,528
6,000,000	AAA	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal
		Multiplier 1984, Series A, MBIA-Insured, zero coupon bond to yield
		6.149% due 10/1/16	3,832,500
2,000,000	AAA	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS &
		RIBS, MBIA-Insured, 6.368% due 7/1/22 (e)	2,315,000
		Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities
		Program, GNMA-Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (d)	3,234,259
1,000,000	AAA	Series A, 7.800% due 5/1/21 (d)	1,351,550
1,500,000	AAA	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A,
		Remarketed 10/29/92, GNMA-Collateralized, 8.000% due 7/1/16 (d)	1,961,265
2,000,000	AAA	San Bernardino County, CA, COP, Capital Facilities Project, Series B,
		6.875% due 8/1/24	2,537,160
110,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United
		Airlines, Inc., 8.000% due 7/1/13	125,698
		San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue,
		Senior Lien:
5,000,000	AAA	Zero coupon bond to yield 7.698% due 1/1/14	3,655,300
60,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/16 (c)	39,854,400
17,500,000	AAA	Zero coupon bond to yield 7.748% due 1/1/17	11,034,625
25,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/18	14,971,750
20,000,000	AAA	Zero coupon bond to yield 7.748% due 1/1/19	11,360,000
20,000,000	AAA	Zero coupon bond to yield 7.749% due 1/1/26	7,828,800
4,310,000	Aaa(a)	San Marcos, CA, Public Facilities Authority, Public Facilities Revenue, zero
		coupon bond to yield 6.000% due 1/1/19	2,436,098

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Escrowed to Maturity (b) — 19.2% (continued)
$455,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project,
		10.300% due 3/1/11	$533,087
1,250,000	NR	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23	1,254,088
		Total Escrowed to Maturity	150,444,515
Finance — 4.8%
1,000,000	BBB+	Fresno, CA, Joint Powers Financing Authority Local Agency Revenue, Series
		A, 6.550% due 9/2/12	1,007,170
2,315,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue, Series
		A, 5.000% due 10/1/19	2,372,991
5,550,000	AAA	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation,
		Series AD, MBIA-Insured, 5.000% due 2/1/21	5,697,908
2,800,000	AAA	Salida, CA, Area Public Facilities Financing Agency, Community Facilities
		District, Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due
		9/1/18	2,905,784
2,875,000	AAA	Santa Ana, CA, Financing Authority Lease Revenue, Police Administration &
		Holding Facility, Series A, MBIA-Insured, 6.250% due 7/1/24	3,415,471
2,000,000	AAA	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, Series A,
		MBIA-Insured, 7.000% due 9/1/10 (f)	2,259,940
		Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,080,920
1,900,000	AAA	5.250% due 9/1/34	1,999,731
		Virgin Islands Public Finance Authority Revenue, Series A:
5,000,000	BBB	Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24	5,497,900
10,000,000	BBB	Senior Lien, 5.500% due 10/1/18	10,330,000
		Total Finance	37,567,815
General Obligation — 9.1%
2,000,000	AAA	Adelanto, CA, School District, Capital Appreciation, Series B, FGIC-Insured,
		zero coupon bond to yield 6.699% due 9/1/18	1,061,300
		California State, Veterans Bonds:
1,000,000	AA-	Series AT, 9.500% due 2/1/10	1,185,230
2,000,000	AA-	Series AU, 8.400% due 10/1/06	2,029,520
		Los Angeles, CA, USD:
20,000,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/24 (c)	20,709,600
14,230,000	AAA	Series E, MBIA-Insured, 5.125% due 7/1/22	14,920,867
4,000,000	AAA	Moreno Valley, CA, USD, Election 2004, Series A, FSA-Insured, 5.000% due
		8/1/25	4,159,960
3,000,000	AAA	Placentia-Yorba Linda, CA, USD, Series B, FGIC-Insured, 5.500% due
		8/1/27	3,273,270
1,000,000	A3(a)	San Diego, CA, Public Safety Communication Project, 6.650% due 7/15/11	1,114,020
		Santa Margarita-Dana Point, CA, Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18 (c)	20,715,800
1,500,000	AAA	Water Improvement Districts 3, 3A, 4, & 4A, Series B, MBIA-Insured,
		7.250% due 8/1/14 (f)	1,836,300
		Total General Obligation	71,005,867
Government Facilities — 0.7%
		Riverside County, CA, COP, Historic Courthouse Project, Series A:
2,320,000	AA-	5.000% due 11/1/23	2,367,374
2,705,000	AA-	5.000% due 11/1/28	2,731,536
		Total Government Facilities	5,098,910
Hospitals — 2.5%
		California Health Facilities Financing Authority Revenue:
705,000	A+	Casa De Las Campanas, Series A, California Mortgage Insurance-
		Insured, 5.500% due 8/1/12	727,623

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Hospitals — 2.5% (continued)
$2,500,000	A	Marshall Hospital, Series A, California Mortgage Insurance-Insured,
		5.250% due 11/1/18	$2,578,025
		Sutter Health, Series A:
		FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,523,552
1,500,000	AAA	5.250% due 8/15/27	1,552,500
2,000,000	AAA	MBIA-Insured, 5.000% due 8/15/19	2,067,840
5,145,000	AAA	University of California at San Francisco-Stanford Health Care, Series A,
		FSA-Insured, 5.000% due 11/15/18	5,342,002
305,000	AAA	Unrefunded Balance, Catholic A, AMBAC-Insured, 5.750% due 7/1/15	308,517
4,000,000	AA-	California Statewide Communities Development Authority Revenue, COP, St.
		Joseph's Health Systems, 5.250% due 7/1/21	4,083,880
1,000,000	AAA	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association,
		Series B, MBIA-Insured, 5.125% due 6/1/17	1,033,190
		Total Hospitals	19,217,129
Housing: Multi-Family — 1.6%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corp., MFH Revenue, Edgewood
		Apartments Project, Series A, FNMA-Collateralized, 5.700% due 11/1/06
		(d)(g)	1,260,900
6,000,000	NR	California Statewide Communities Development Authority, Multi-Family
		Revenue, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (d)(f)	6,133,740
1,725,000	AAA	Riverside County, CA, Housing Authority, MFH Revenue, Brandon Place
		Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/09 (d)(g)	1,774,663
660,000	AAA	San Francisco, CA, City & County Redevelopment Agency Multi-Family
		Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized,
		5.200% due 12/20/17 (d)	671,992
2,755,000	AAA	Victorville, CA, MFH Revenue, Wimbledon Apartments, Series A, GNMA-
		Collateralized, 6.300% due 4/20/31	2,800,898
		Total Housing: Multi-Family	12,642,193
Housing: Single-Family — 1.6%
		California Housing Finance Agency Revenue, Home Mortgage:
		Capital Appreciation:
280,000	AA-	Series 1983-B, FHA-Insured, zero coupon bond to yield 10.749%
		due 8/1/15	127,977
310,000	AA-	Series 1984-B, zero coupon bond to yield 11.165% due 8/1/16	99,491
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,327
		California Housing Finance Agency Single-Family Mortgage Purchase:
210,000	AAA	Issue A-2, FHA-Insured, 6.350% due 8/1/15 (d)(f)	211,122
995,000	AAA	Series B-3, Class II, Remarketed 3/31/98, MBIA-Insured, 5.375% due
		8/1/21 (d)	1,005,935
325,000	AAA	California Rural Home Mortgage Financing Authority, Single-Family
		Mortgage Revenue, Mortgage-Backed Securities, Series D,
		GNMA/FNMA-Collateralized, 6.000% due 12/1/31 (d)	326,219
10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue,
		Series A, AMBAC-Insured, 5.350% due 12/1/27	10,510,900
		Total Housing: Single-Family	12,291,971
Miscellaneous — 7.1%
2,000,000	AAA	Anaheim, CA, COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200%
		due 7/16/23	2,098,120
10,000,000	AA	Beverly Hills, CA, Public Financing Authority Lease Revenue, Capital
		Improvements Projects, Series A, 5.250% due 6/1/28	10,273,000
4,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Rand
		Corp. Project, Series A, AMBAC-Insured, 5.500% due 4/1/32	4,253,120
2,500,000	AAA	California State Public Works Board Lease Revenue, Department of
		Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,586,100

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Miscellaneous — 7.1% (continued)
$3,000,000	AAA	Contra Costa County, CA, COP, Capital Projects Program, AMBAC-Insured,
		5.250% due 2/1/21	$3,089,460
3,680,000	AAA	Fontana, CA, COP, AMBAC-Insured, 5.000% due 9/1/21	3,798,717
3,250,000	AAA	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax,
		Series A, FSA-Insured, 5.500% due 9/1/14	3,386,175
		San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC-
		Insured:
14,000,000	AAA	5.250% due 10/1/26	14,661,360
5,000,000	AAA	5.250% due 10/1/33	5,224,800
3,205,000	AAA	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam
		Improvement, Series A, MBIA-Insured, 5.375% due 8/1/30	3,349,514
2,795,000	AAA	Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured,
		5.000% due 11/15/19	2,910,014
		Total Miscellaneous	55,630,380
Pollution Control — 0.2%
1,500,000	A+	California PCFA Revenue, San Diego Gas & Electric Co., Series A, 6.800%
		due 6/1/15 (d)	1,731,150
Pre-Refunded (h) — 23.9%
		California EFA Revenue:
1,775,000	A1(a)	Pepperdine University, Series A, Call 11/1/09 @ 101, 5.000% due
		11/1/18	1,869,057
6,125,000	Ba1(a)	Pooled College & University Project, Series A, Call 7/1/08 @ 101,
		5.500% due 7/1/15	6,282,167
		California Health Facilities Financing Authority Revenue:
815,000	AAA	Catholic West, Series A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due
		7/1/24	844,324
135,000	AAA	Catholic-2005-A, MBIA-Insured, Call 7/1/07 @ 102, 5.125% due 7/1/24	139,857
12,000,000	A3(a)	Cedars-Sinai Medical Center, Series A, Call 12/1/09 @ 101, 6.125% due
		12/1/30	13,066,320
2,050,000	AAA	Unrefunded Balance, Catholic-2005-A, MBIA-Insured, Call 7/1/07 @
		102, 5.125% due 7/1/24	2,110,619
15,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area
		Toll Bridges, 1st Lien, Series A, FGIC-Insured, Call 1/1/28 @ 100,
		5.000% due 7/1/29	16,109,250
2,605,000	AA	California State Department of Water Resources, Central Valley Project
		Revenue, Water System, Series S, Call 12/1/07 @ 101, 5.000% due
		12/1/19	2,685,182
5,000,000	AAA	California State Public Works Board Lease Revenue, Department of Health
		Services, Series A, MBIA-Insured, Call 11/1/09 @ 101, 5.750% due
		11/1/24	5,392,450
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA-
		Insured, Call 6/1/11 @ 100, 5.350% due 6/1/31	2,156,620
		East Bay, CA, Municipal Utility District:
4,855,000	AAA	Wastewater Treatment System Revenue, Subordinated, FGIC-Insured,
		Call 6/1/06 @ 102, 5.000% due 6/1/26	4,952,100
4,775,000	AAA	Water System Revenue, Subordinated, FGIC-Insured, Call 6/1/06 @ 102,
		5.000% due 6/1/26	4,870,500
2,000,000	AAA	Foothill/Eastern Corridor Agency of California, Toll Road Revenue, Senior
		Lien, Series A, Call 1/1/07 @ 100, 6.000% due 1/1/34 (f)	2,027,800
3,280,000	AAA	Golden State Tobacco Securitization Corp., California Tobacco Settlement
		Revenue, Enhanced Asset-Backed Securities, Series B,, Call 6/1/07 @
		100, 5.500% due 6/1/18	3,337,761
2,500,000	AAA	Inland Empire Solid Waste Financing Authority Revenue, Landfill
		Improvement Financing Project, Series B, FSA-Insured, Call 8/1/06 @
		102, 6.000% due 8/1/16 (d)	2,558,925

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Pre-Refunded (h) — 23.9% (continued)
$3,000,000	AAA	Long Beach, CA, Bond Finance Authority Lease Revenue, Rainbow Harbor
		Refinancing Project, Series A, AMBAC-Insured, Call 5/1/09 @ 101,
		5.250% due 5/1/24	$3,165,750
4,185,000	AA	Los Angeles County, CA, Public Works Financing Authority Revenue,
		Regional Park & Open, Series A, Call 10/1/07 @ 101, 5.000% due
		10/1/19	4,304,105
		Metropolitan Water District Southern California Waterworks Revenue:
		Series A, Call 1/1/08 @ 101:
1,000,000	AA+	5.000% due 7/1/18	1,031,570
10,325,000	AAA	5.000% due 7/1/26	10,650,960
2,825,000	AA+	5.000% due 7/1/26	2,914,185
4,500,000	AA+	Series C, Call 1/1/07 @ 102, 5.250% due 7/1/16	4,631,805
750,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal
		Project No. 3, Series A, Call 7/1/08 @ 100, 5.000% due 7/1/09	773,910
1,675,000	AAA	Orange County, CA, Recovery, COP, Series A, MBIA-Insured, Call 7/1/06 @
		102, 6.000% due 7/1/26	1,711,448
4,720,000	AAA	Pasadena, CA, GO, USD, Series A, FGIC-Insured, Call 5/1/08 @ 101,
		5.000% due 5/1/20	4,889,920
6,575,000	AAA	Placer County, CA, Water Agency Revenue COP, Capital Improvement
		Projects, AMBAC-Insured, Call 7/1/09 @ 101, 5.500% due 7/1/29	7,001,915
9,000,000	AAA	Sacramento County, CA, Airport System Revenue, Series A, MBIA-Insured,
		Call 7/1/06 @ 102, 5.900% due 7/1/24 (d)	9,194,220
4,600,000	AAA	Sacramento County, CA, COP, Public Facilities Project, Solid Waste
		Facilities, MBIA-Insured, Call 12/1/06 @ 102, 5.250% due 12/1/16	4,730,226
		Sacramento, CA, City Financing Authority Revenue, Capital Improvement:
2,000,000	AA-	Call 6/1/10 @ 101, 5.625% due 6/1/30	2,168,120
		Series A, AMBAC-Insured, Call 6/1/11 @ 100:
5,070,000	AAA	5.500% due 12/1/20	5,501,457
6,300,000	AAA	5.500% due 12/1/21	6,836,130
1,600,000	AAA	Solid Waste & Redevelopment Project, Call 12/1/09 @ 102, 5.875% due
		12/1/29	1,748,800
		Sacramento, CA, Power Authority Cogeneration Project Revenue, Call 7/1/06
		@ 102:
1,800,000	BBB	6.500% due 7/1/07	1,839,744
1,800,000	BBB	6.500% due 7/1/08	1,839,744
2,200,000	BBB	6.500% due 7/1/09	2,248,576
1,250,000	AAA	San Diego, CA, Community College District Lease Revenue, MBIA-Insured,
		Call 12/1/06 @ 102, 6.125% due 12/1/16	1,290,650
9,780,000	AAA	San Francisco Bay Area Transit Financing Authority, AMBAC-Insured, Call
		7/1/08 @ 101, 5.000% due 7/1/28	10,153,596
25,000,000	AAA	San Francisco, CA, State Building Authority Lease Revenue, San Francisco
		Civic Center Complex, Series A, AMBAC-Insured, Call 12/1/06 @ 102,
		5.250% due 12/1/21 (c)	25,707,750
4,000,000	AAA	Tahoe-Truckee, CA, GO, USD, Improvement District Number 1, Series A,
		FGIC-Insured, Call 8/1/09 @ 101, 5.750% due 8/1/20	4,294,840
		Total Pre-Refunded	187,032,353
Public Facilities — 0.9%
2,000,000	AAA	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness
		Preserve, AMBAC-Insured, 5.125% due 12/1/31	2,073,100
4,500,000	AAA	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center
		Project, Series A, MBIA-Insured, 5.500% due 11/1/29	4,936,950
		Total Public Facilities	7,010,050
Tax Allocation — 3.0%
2,000,000	AAA	Anaheim, CA, Public Financing Authority, Tax Allocation Revenue, Regular
		Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,121,480

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Tax Allocation — 3.0% (continued)
$1,000,000	AAA	El Centro, CA, RDA, Tax Allocation, El Centro Redevelopment Project,
		MBIA-Insured, 6.375% due 11/1/17	$1,030,930
6,485,000	AAA	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community
		Development Project, Series A, MBIA-Insured, 5.125% due 8/1/31	6,665,348
6,500,000	AAA	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1,
		AMBAC-Insured, 5.125% due 9/1/32	6,704,360
1,000,000	AAA	Norco California Redevelopment Agency Project, Area No. 1, AMBAC-Insured,
		5.000% due 3/1/26	1,022,670
		Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project:
2,500,000	AAA	FSA-Insured, Refunding, 5.250% due 9/1/20	2,622,875
		MBIA-Insured:
2,445,000	AAA	5.250% due 9/1/16	2,503,044
1,000,000	AAA	5.250% due 9/1/26	1,023,420
		Total Tax Allocation	23,694,127
Tobacco — 3.5%
5,250,000	Baa3(a)	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed
		Revenue, 5.750% due 6/1/29	5,459,843
20,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement
		Revenue, Series 2003-A-1, 6.750% due 6/1/39 (c)	22,355,200
		Total Tobacco	27,815,043
Transportation — 0.9%
1,250,000	AAA	Fresno, CA, Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,323,650
5,490,000	AAA	San Francisco Bay Area Transit Financing Authority, AMBAC-Insured,
		5.000% due 7/1/28	5,622,089
		Total Transportation	6,945,739
Utilities — 0.0%
360,000	BBB+	Northern California Power Agency Public Power Revenue, Geothermal
		Project No. 3, Series A, Unrefunded Balance, 5.000% due 7/1/09	360,360
Water and Sewer — 15.8%
		California State Department of Water Resources, Central Valley Project
		Revenue Water System:
2,395,000	AA	Series S, Unrefunded Balance, 5.000% due 12/1/19	2,464,838
11,000,000	AA	Series U, 5.000% due 12/1/29	11,136,730
		Castaic Lake Water Agency California Revenue, COP, Water System
		Improvement Project, AMBAC-Insured:
7,270,000	AAA	5.250% due 8/1/19	7,642,660
7,615,000	AAA	5.125% due 8/1/30	7,901,172
6,000,000	AAA	Clovis, CA, Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,250,800
4,000,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due
		9/1/31	4,112,480
		East Bay, CA, Municipal Utility:
6,585,000	AAA	District Wastewater Treatment System Revenue, Subordinated, FGIC-
		Insured, Unrefunded Balance, 5.000% due 6/1/26	6,724,470
3,625,000	AAA	District Water System Revenue, Refunding, Subordinated, FGIC-Insured,
		Unrefunded Balance, 5.000% due 6/1/26	3,701,778
8,400,000	AAA	District Water Systems Revenue, MBIA-Insured, 5.000% due 6/1/26	8,612,184
		Eastern Municipal Water District COP Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	1,126,930
17,750,000	AAA	Series A, MBIA-Insured, 5.250% due 7/1/23 (c)	18,201,027
1,900,000	AAA	El Centro, CA, Financing Authority Water & Wastewater Revenue, Series A,
		AMBAC-Insured, 5.125% due 10/1/27	1,963,213
1,720,000	AAA	Lodi, CA, Wastewater Systems Revenue, COP, Series A, MBIA-Insured,
		5.000% due 10/1/23	1,787,510
		Metropolitan Water District, Southern California Waterworks Revenue:

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.
Schedule of Investments (unaudited) (continued)	May 31, 2006

Face Amount	Rating‡	Security	Value
Water and Sewer — 15.8% (continued)
$12,900,000	AA+	Series A, 4.750% due 7/1/22	$13,075,827
10,000,000	AAA	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,371,500
1,925,000	AAA	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA-
		Insured, 5.125% due 6/1/21	2,023,541
2,500,000	AAA	Pomona, CA, Public Financing Authority Revenue, Water Facilities Project,
		Series AA, FSA-Insured, 5.000% due 5/1/29	2,565,175
6,875,000	AAA	San Diego, CA, Public PFA, Sewer Revenue, FGIC-Insured, 5.000% due
		5/15/20	6,914,875
2,820,000	AAA	Sunnyvale, CA, Financing Authority, Water & Wastewater Revenue,
		AMBAC-Insured, 5.000% due 10/1/22	2,900,680
4,350,000	AAA	Vallejo, CA, Parity Revenue, Refunding, Water Improvement Project, Series
		A, FSA-Insured, 5.250% due 5/1/29	4,562,846
		Total Water and Sewer	124,040,236
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $692,345,905)	768,954,038
SHORT-TERM INVESTMENTS(i) — 0.9%
General Obligation — 0.1%
900,000	A-1+	California State GO, Series A-2, LOC-JPMorgan Chase, Westdeutsche
		Landesbank, 3.500%, 6/1/06	900,000
Hospital — 0.1%
1,090,000	A-1+	California Health Facilities Finance Authority, Adventist Health System,
		Series A, MBIA-Insured, SPA-California State Teachers Retirement
		Fund, 3.500%, 6/1/06	1,090,000
Industrial Development — 0.5%
3,705,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Series B,
		AMBAC-Insured, SPA-JPMorgan Chase, 3.500%, 6/1/06	3,705,000
Miscellaneous — 0.2%
1,300,000	VMIG1(a)	California Statewide CDA Revenue, North Peninsula Jewish Community
		Center, LOC-Bank of America, 3.500%, 6/1/06	1,300,000
Utilities — 0.0%
300,000	A-1 +	California State Department of Water Resources Power Supply Revenue,
		Series C-6, AMBAC-Insured, SPA-Landesbank Baden-Wuerttemberg,
		3.460%, 6/1/06	300,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $7,295,000)	7,295,000
		TOTAL INVESTMENTS — 99.1% (Cost — $699,640,905#)	776,249,038
		Other Assets in Excess of Liabilities — 0.9%	7,306,215
		TOTAL NET ASSETS — 100.0%	$783,555,253
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Ratings by Moody's Investors Service.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Residual interest bonds--coupon varies inversely with level of short-term tax-exempt interest rates.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.
(h)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Legg Mason Partners California Municipals Fund, Inc.

Schedule of Investments (unaudited) (continued) May 31, 2006

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governments
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MGIC – Mortgage Guaranty Insurance Corporation
PCFA - Pollution Control Finance Authority
PFA - Public Facilities Authority
RDA - Redevelopment Agency
RIBS - Residual Interest Bonds
SAVRS – Select Auction Variable Rate Securities
SPA - Standby Bond Purchase Agreement
UGRIC - United Guaranty Residential Insurance Company of Iowa
USD - Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners California Municipals Fund, Inc. (formerly known as Smith Barney California Municipals Fund Inc.) (the "Fund") is a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP").

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 76,641,657
Gross unrealized depreciation	(33,524)

Net unrealized appreciation	$ 76,608,133

At May 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell: U.S. Treasury Bond	1,480	9/06	$158,440,283	$157,203,750	$1,236,533

ITEM 2.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners California Municipals Fund, Inc.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: July 28, 2006